Profit from operations - Summary of Depreciation and Amortization Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Depreciation And Amortisation Expense Explanatory [Line Items]
Depreciation and amortization expense	€ 66,729	€ 83,560	€ 55,407
Selling, general and administrative expense
Disclosure Of Depreciation And Amortisation Expense Explanatory [Line Items]
Depreciation and amortization expense	11,382	5,996	4,216
Direct and Marketing Expenses
Disclosure Of Depreciation And Amortisation Expense Explanatory [Line Items]
Depreciation and amortization expense	€ 55,347	€ 77,564	€ 51,191